Additional Notes - Summary of Credit risk - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Risk [Line Items]
Maximum credit risk corresponded to carrying amounts of debt instruments	€ 238,300,000	€ 14,600,000
Credit risk | Single most important customer
Credit Risk [Line Items]
Accounts receivable from customer	€ 14,400,000	€ 51,400,000
Percentage of accounts receivable	45.00%	56.00%
Rent deposits
Credit Risk [Line Items]
Maximum credit risk of financial guarantees	€ 1,200,000	€ 1,300,000
Customer 1
Credit Risk [Line Items]
Percentage of accounts receivable	4700.00%	3500.00%	3600.00%
Customer 2
Credit Risk [Line Items]
Percentage of accounts receivable	1600.00%	1500.00%	1400.00%
Customer 3
Credit Risk [Line Items]
Percentage of accounts receivable	1500.00%	1200.00%	900.00%
General Impairment Model | Credit risk
Credit Risk [Line Items]
Impairment loss recognised in profit or loss	€ 0